Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
TCW Enhanced Commodity Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.04%
Expenses of the Fund	rr_Component1OtherExpensesOverAssets	2.96%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	2.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.54%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	4.84%
Net Expenses	rr_NetExpensesOverAssets	0.70%	[2]
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	1,221
5 years	rr_ExpenseExampleYear05	2,358
10 years	rr_ExpenseExampleYear10	5,147
TCW Enhanced Commodity Strategy Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.20%
Expenses of the Fund	rr_Component1OtherExpensesOverAssets	3.12%
Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	2.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.95%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	5.25%
Net Expenses	rr_NetExpensesOverAssets	0.70%	[2]
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	1,301
5 years	rr_ExpenseExampleYear05	2,507
10 years	rr_ExpenseExampleYear10	5,424
TCW Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Enhanced Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return which exceeds that of its commodity benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example, affect the Fund's performance. During the period April 1 through December 31, 2011, the Fund's portfolio turnover rate was 42.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing (except when maintaining a temporary defensive position) in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" means securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A securities.

The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is a Cayman Islands exempted liability company organized pursuant to the Memorandum and Articles of Incorporation dated January 28, 2011. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either debt or equity securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other commodity variable. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by TIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this Prospectus, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund's investment in the Subsidiary will not exceed 25% of the value of the Fund's total assets.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund is up to 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The Fund may invest up to 5% of its net assets in securities rated below investment grade (meaning below BBB) at the time of investment. The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from other types of securities.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's good or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's securities and the Fund may have to sell at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

commodity risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies and the economic and political climates where investments are made.

•

foreign currency risk: the risk that the value of the Fund's investment denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers or industries, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

tax risk: the risk that the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under "Distributions and Taxes."

•

subsidiary risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund's higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers or industries, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is newly organized, it does not have a full calendar year of investment results. Updated information on the Fund's investment results can be obtained by visiting www.tcwfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized, it does not have a full calendar year of investment results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcwfunds.com

[1]	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with TCW Investment Management Company ("TIMCO") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay TIMCO a management fee at the same rate that the Fund pays TIMCO for services provided to the Fund. TIMCO is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to TIMCO by the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors of the Fund.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.70% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2012 through February 28, 2013. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.